                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144

                       THE FINANCE COMPANY OF PENNSYLVANIA
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code 215-351-4778

                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2007

                      THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                     (LOGO)

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2007

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                             Peter Bedell

                                    OFFICERS
                        Charles E. Mather III, President
                  Herbert S. Riband, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Geralyn McConnell, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                          PHILADELPHIA, PA 19106-3406

                                 August 3, 2007

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 18, 2007, Herbert S. Riband, Jr. and Peter Bedell each were elected Directors for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

     We continue to give the markets close scrutiny in order to maximize the best return to our shareholders.

                                                       -s- Charles E. Mather III

                                           Charles E. Mather III, President

COMPANY EXPENSES

EXAMPLE FOR A $1,000 INVESTMENT IN THE COMPANY

     As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

     The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2007 and held through June 30, 2007.

     The ACTUAL RETURN line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The HYPOTHETICAL 5% RETURN line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                       Beginning Account   Ending Account   Expenses Paid
                             Value             Value        During Period*
                            1/1/07            6/30/07       1/1/07-6/30/07
                       -----------------   --------------   --------------
ACTUAL RETURN........      $1,000.00         $1,045.17          $5.36
HYPOTHETICAL 5%
  RETURN.............      $1,000.00         $1,024.79          $5.31

     - Expenses are equal to the Company's annualized expense ratio (for the six-month period) of 1.07%, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

             PORTFOLIO COMPOSITION AS OF JUNE 30, 2007 (UNAUDITED)

       ASSET ALLOCATION -- PERCENTAGE OF THE COMPANY'S TOTAL INVESTMENTS

                                        (GRAPH)

           COMMON STOCK SECTOR ALLOCATION (% OF COMPANY'S TOTAL INVESTMENTS)

                        Sector                           Percentage
                        ------                           ----------
Banking, Insurance and Financial Holding Company......     29.85%
Manufacturing and Diversified.........................     24.70%
Petroleum and Mining..................................     15.26%
International.........................................      5.87%
Drugs and Pharmaceuticals.............................      4.53%
Diversified Holding...................................      4.09%
Food/Retail Merchandising.............................      2.68%
Advertising and Communications........................      2.43%
Energy................................................      0.33%

            TOP 10 STOCK HOLDINGS (% OF COMPANY'S TOTAL INVESTMENTS)

                     Company Name                        Percentage
                     ------------                        ----------
PNC Financial Services Group, Inc. ...................     27.78%
Exxon Mobil Corp. ....................................     14.11%
Pennsylvania Warehousing and Safe Deposit Company.....      4.09%
Harbor International Funds............................      3.04%
Artisan International Funds...........................      2.64%
Pitney Bowes Inc. ....................................      1.62%
International Business Machines Corp. ................      1.52%
Coca Cola Co. ........................................      1.36%
McDonalds Corp. ......................................      1.32%
Vodaphone Group PLC...................................      1.25%
                                                           -----
  Total...............................................     58.73%

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007
                                  (UNAUDITED)

                                 ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
          (IDENTIFIED COST $1,242,404)......................  $ 1,242,307
     U.S. AGENCY SECURITIES & BONDS
          (IDENTIFIED COST $6,005,405)......................    5,878,931
     COMMON STOCKS & MUTUAL FUNDS
          (IDENTIFIED COST $17,799,208).....................   59,486,547
INVESTMENTS AT MARKET OR FAIR-VALUE-AFFILIATED (NOTE 2):
     COMMON STOCKS & MUTUAL FUNDS
          (IDENTIFIED COST $71,399).........................    2,840,160
                                                              -----------
               TOTAL INVESTMENTS............................   69,447,945
CASH........................................................       51,456
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE...................      139,089
PREPAID EXPENSES............................................       98,702
OTHER ASSETS................................................        6,236
                                                              -----------

               TOTAL........................................   69,743,428
                                                              -----------
                               LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1).........................        3,744
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM REC'D
  $111,480).................................................       90,780
DIVIDENDS PAYABLE...........................................        6,814
                                                              -----------

               TOTAL........................................      101,338
                                                              -----------
                         NET ASSETS                           $69,642,090
                                                              ===========
                        COMPONENTS OF NET ASSETS
PAID-IN CAPITAL.............................................  $20,385,389
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENTS
  INCOME....................................................      (74,105)
NET ACCUMULATED GAIN ON INVESTMENTS.........................    4,980,577
NET UNREALIZED APPRECIATION ON INVESTMENTS..................   44,350,229
                                                              -----------
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,456.58 PER SHARE ON SHARES OF 47,812
     $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT JUNE 30,
     2007 (AUTHORIZED 232,000 SHARES).......................  $69,642,090
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)

                         SHORT-TERM SECURITIES -- 1.79%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                        Identified    Market Price
                   Principal Amount                         Cost         (Note 1)
-------------------------------------------------------  -----------   ------------
        708,307         BLACKROCK FED FUND #30.........  $   708,307   $   708,307
         41,779         BLACKROCK FED. SEC. FUND #11...       41,779        41,779
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62.......................       10,000        10,000
        450,000         U.S. FEDERAL FARM CREDIT BANK
                             3.625% DUE 12/24/2007.....      446,554       446,445
         20,000         U.S. FEDERAL NAT'L MORTGAGE
                             ASSN. 3% DUE 12/26/2007...       19,766        19,778
         13,660         PFPC MONEY MARKET FUND.........       13,660        13,660
          2,338         PFPC MONEY MARKET FUND.........        2,338         2,338
                                                         -----------   -----------
                              TOTAL....................    1,242,404     1,242,307
                                                         -----------   -----------

                   U.S. AGENCY SECURITIES AND BONDS -- 8.47%


      Principal
       Amount
---------------------
         50,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 3.51% DUE
                             11/9/2007.................       48,988        49,680
         50,000         U.S. FEDERAL NAT'L MORTGAGE
                             ASSN. 3.4% DUE
                             3/24/2009.................       48,488        48,530
         50,000         U.S. FEDERAL FARM CREDIT BANK
                             3.55% DUE 4/7/2009........       48,588        48,626
         25,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 3.49% DUE
                             4/15/2009.................       24,266        24,279
         60,000         U.S. FEDERAL HOME LOAN MORTGAGE
                             4% DUE 10/7/2009..........       58,441        58,447

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                 U.S. AGENCY SECURITIES AND BONDS -- CONTINUED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
         20,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 4.1% DUE 11/2/2009...       19,508        19,511
         50,000         U.S. FEDERAL NAT'L MORTGAGE
                             ASSN. 4.5% DUE
                             12/30/2009................       49,108        49,131
         60,000         U.S. FEDERAL HOME LOAN MORTGAGE
                             4% DUE 6/3/2011...........       57,345        56,979
         65,000         U.S. FEDERAL NAT'L MORTGAGE
                             ASSN. 4.5% DUE
                             9/26/2011.................       63,088        62,613
        178,572         U.S. FEDERAL HOME LOAN BANK
                             BOND 5.08% DUE
                             11/26/2012................      175,333       173,218
        406,866         U.S. FEDERAL HOME LOAN MORTGAGE
                             6% DUE 7/1/2019...........      413,814       409,799
        618,997         U.S. FEDERAL HOME LOAN MORTGAGE
                             VARIABLE %
                             DUE 8/1/2019..............      626,694       623,472
        150,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 1/29/2014.....      142,126       143,741
         40,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 2/25/2014.....       37,863        38,314
         60,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 9/26/2014.....       56,533        57,291
         69,000         U.S. FEDERAL HOME LOAN BANK
                             BOND 5% DUE 10/15/2014....       65,179        65,843
        340,000         PEORIA SCHOOL DISTR. DUE
                             1/1/2011, 12/31/2010......      291,216       281,013
        415,000         TEXAS ST VETS HSG 7%
                             DUE 12/01/2010............      440,845       426,346
         25,000         ADDISON ALTON ZERO A
                             DUE 11/15/2011,
                             11/13/2011................       19,771        19,277

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                 U.S. AGENCY SECURITIES AND BONDS -- CONTINUED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
        275,000         MACHESNEY PARK, ILL 4.88%
                             DUE 12/1/2010,
                             11/30/2010................      275,000       267,982
        225,000         GLENDALE WIS CMNTY DEV AUTH
                             4.9% DUE 10/1/2011........      225,000       217,334
         85,000         CUYAHOGA CNTY OH ECO.DEV. 7.35%
                             DUE 6/1/2012..............       89,938        89,130
        100,000         SPARKS REGL. MED. CTR. 6.65%
                             DUE 6/15/2012, 9/4/2010...      100,908       102,577
         95,000         DALLAS FT.WORTH AIRPORT 6.6%
                             DUE 11/1/2012,
                             10,4/2012.................      101,718        98,356
        270,000         FULTON CITY, GA DEV AUTH 5.75%
                             DUE 3/1/2014,
                             12/14/2010................      274,753       262,294
        150,000         ROGERS CNTY, OK HSG
                             DUE 07/15/2014,
                             7/13/2014.................      102,945        99,471
        150,000         CITY OF NORTH LITTLE ROCK REF
                             A-2 7% DUE 07/20/2014,
                             7/17/2014.................      102,421        95,391
         30,000         EAST BATON ROUGE MTG CL A
                             DUE 09/10/2014,
                             9/8/2014..................       20,422        19,638
        325,000         YORBA LINDA CA REDEV. AGENCY
                             5.25% DUE 09/01/2015......      332,551       322,849
         75,000         NJ ECONOMIC DEV. AUTHORITY
                             5.178% DUE 11/1/2015,
                             10/1/2011.................       75,000        73,368
        300,000         UTAH HSG. CORP. SGL. FAM. MTG.
                             4.78% DUE 7/1/2015........      295,985       294,972
        300,000         MASSACHUSETTS ST. HSG. 5.962%
                             DUE 6/1/2017..............      300,000       303,504
        320,000         UNIVERSITY OF OKLAHOMA 5.6%
                             DUE 7/1/2020..............      320,195       310,518

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                 U.S. AGENCY SECURITIES AND BONDS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
      Principal                                          Identified    Market Price
       Amount                                               Cost         (Note 1)
---------------------                                    -----------   ------------
        300,000         VERIZON NEW JERSEY 8%
                             DUE 6/1/2022..............      358,952       328,065
         35,000         CUYAHOGA ECO GATEWAY- A
                             DUE 6/1/2022,
                             11/30/2017................       42,423        41,710
        300,000         OHIO HSG. AGY. MTG., 5.57%
                             DUE 9/1/2038..............      300,000       295,662
                                                         -----------   -----------

                        TOTAL..........................    6,005,405     5,878,931
                                                         -----------   -----------

                     COMMON STOCKS & MUTUAL FUNDS -- 89.74%

       Number
      of Shares
---------------------
                        PETROLEUM AND MINING -- 15.26%
        116,806         EXXON MOBIL CORP. ............      154,159     9,797,687
         20,000         PENN VIRGINIA CORP. ..........        2,292       804,000
                                                        -----------   -----------
                        TOTAL.........................      156,451    10,601,687
                                                        -----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 29.85%
        269,495         PNC FINANCIAL SERVICES GROUP        162,862
                             INC. ....................                 19,290,452
         20,000         MARSH & MCLENNAN COMPANIES          262,439
                             INC. ....................                    617,600
         12,000         STATE STREET CORP. ...........       88,500       820,800
                                                        -----------   -----------
                        TOTAL.........................      513,801    20,728,852
                                                        -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                    COMMON STOCK & MUTUAL FUNDS -- CONTINUED

                                                                       Aggregate
                                                                         Quoted
       Number                                           Identified    Market Price
      of Shares                                            Cost         (Note 1)
---------------------                                   -----------   ------------
                        MANUFACTURING AND DIVERSIFIED -- 24.70%
         10,700         AMERICAN EXPRESS CO. .........      560,947       654,626
          9,600         ANHEUSER-BUSCH COS. ..........      453,085       500,736
            200         BERKSHIRE HATHAWAY B..........      449,324       721,000
         11,500         CARNIVAL CORP. ...............      513,537       560,855
          8,000         CDW CORP. ....................      571,326       679,760
         11,100         COLGATE PALMOLIVE CO. ........      611,145       719,835
         21,900         DELL INC. ....................      475,844       625,245
          9,800         DOVER CORP. ..................       96,383       501,270
         18,000         DOW CHEMICAL CO. .............      116,338       795,960
         11,000         EMERSON ELECTRIC CO. .........       83,724       514,800
          8,800         GANNETT INC. .................      541,573       483,560
         17,500         GENERAL ELECTRIC CO. .........      597,934       669,900
         18,000         HARTE HANKS INC. .............      280,474       462,240
         22,500         HASBRO INC. ..................      271,125       706,725
         12,100         ILLINOIS TOOL WORKS...........      627,901       655,699
         10,000         INT'L BUSINESS MACHINES             256,675
                             CORP. ...................                  1,052,500
          5,000         INT'L SPEEDWAY CORP. .........      224,624       263,550
         13,500         JONES APPAREL GROUP...........      461,455       381,375
         11,800         KIMBERLY-CLARK CORP. .........      563,144       789,302
         22,000         MICROSOFT CORP. ..............      681,340       648,340
         21,700         MOLEX INC. CLASS A............      556,122       576,135
         10,000         PALL CORPORATION..............      204,640       459,900
         24,000         PITNEY BOWES INC. ............      750,286     1,123,680
         15,400         QUEST DIAGNOSTICS INC. .......      804,296       795,410
          6,250         SPECTRA ENERGY CORP...........       94,123       162,250

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                    COMMON STOCK & MUTUAL FUNDS -- CONTINUED

                                                                       Aggregate
                                                                         Quoted
       Number                                           Identified    Market Price
      of Shares                                            Cost         (Note 1)
---------------------                                   -----------   ------------
         32,000         STEELCASE INC. CL A...........      386,240       592,000
         19,100         TYCO INT'L LTD. ..............      570,735       645,389
          8,600         WALMART STORES INC. ..........      412,955       413,746
                                                        -----------   -----------
                        TOTAL.........................   12,217,295    17,155,788
                                                        -----------   -----------
                        DRUGS AND PHARMACEUTICALS -- 4.53%
         10,500         ABBOTT LABORATORIES, INC. ....      348,694       562,275
          7,500         BECTON DICKINSON & CO. .......      210,697       558,750
         12,600         JOHNSON AND JOHNSON...........       69,355       776,412
          7,700         MEDCO HEALTH SOLUTIONS........      435,564       600,523
         13,000         MERCK & CO. INC. .............      138,569       647,400
                                                        -----------   -----------
                                                          1,202,879     3,145,360
                                                        -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 2.43%
         20,000         VERIZON COMMUNICATIONS              171,357
                             INC. ....................                    823,400
         25,812         VODAPHONE GROUP PLC...........      689,960       868,058
                                                        -----------   -----------
                                                            861,317     1,691,458
                                                        -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.68%
         18,000         COCA COLA CO. ................       21,581       941,580
         18,100         MCDONALDS CORP. ..............      245,966       918,756
                                                        -----------   -----------
                                                            267,547     1,860,336
                                                        -----------   -----------
                        ENERGY -- 0.33%
         12,500         DUKE ENERGY CORP. ............      130,568       228,750
                                                        -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2007
                                  (UNAUDITED)

                    COMMON STOCK & MUTUAL FUNDS -- CONCLUDED

                                                                       Aggregate
                                                                         Quoted
       Number                                           Identified    Market Price
      of Shares                                            Cost         (Note 1)
---------------------                                   -----------   ------------
                        INTERNATIONAL -- 5.87%
         57,270         ARTISAN INTERNATIONAL FUNDS...    1,150,000     1,834,931
         29,895         HARBOR INTERNATIONAL FUNDS....    1,170,000     2,108,787
          3,466         VANGUARD EMERGING MKTS. STOCK       129,350
                             INDEX FUND...............                    130,598
                                                        -----------   -----------
                                                          2,449,350     4,074,316
                                                        -----------   -----------
                        DIVERSIFIED HOLDING -- 4.09%
            732         PENNSYLVANIA WAREHOUSING AND         71,399
                             SAFE DEPOSIT COMPANY
                             (NOTE 2).................                  2,840,160
                                                        -----------   -----------
                        TOTAL COMMON STOCKS & MUTUAL
                            FUNDS.....................   17,870,607    62,326,707
                                                        -----------   -----------
                        TOTAL INVESTMENTS.............  $25,118,416   $69,447,945
                                                        ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
          DIVIDENDS..........................................    $  696,724
          DIVIDENDS FROM AFFILIATES (NOTE 2).................        36,600
          INTEREST...........................................       158,049
                                                                 ----------
               TOTAL.........................................       891,373
     EXPENSES:
          AUDITING & ACCOUNTING.................  $    48,153
          COMPENSATION..........................       68,100
          COMPLIANCE FEES.......................       23,940
          CUSTODIAN.............................       12,940
          DIRECTORS' FEES.......................       31,200
          INSURANCE.............................       13,256
          INVESTMENT ADVISORY FEES (NOTE 6).....       74,924
          LEGAL.................................       26,400
          TAXES OTHER THAN INCOME TAXES.........       32,623
          OTHER OFFICE AND ADMINISTRATIVE.......       29,002
                                                  -----------
               TOTAL.........................................       360,538
                                                                 ----------
    NET INVESTMENT INCOME....................................       530,835
                                                                 ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 4):
     REALIZED GAIN FROM SECURITY TRANSACTIONS
          (EXCLUDING SHORT-TERM INVESTMENTS):
          PROCEEDS FROM SALES...................    8,193,752
          COST OF SECURITIES SOLD...............    7,237,260
                                                  -----------
               NET REALIZED GAIN.............................       956,492
                                                                 ----------
     UNREALIZED APPRECIATION OF INVESTMENTS -- UNAFFILIATED
          AT JANUARY 1, 2007....................   40,174,457
          AT JUNE 30, 2007......................   41,581,468
                                                  -----------
     INCREASE IN NET UNREALIZED
       APPRECIATION -- UNAFFILIATED..........................     1,407,011
     UNREALIZED APPRECIATION OF INVESTMENTS -- AFFILIATED
          AT JANUARY 1, 2007....................    2,639,197
          AT JUNE 30, 2007......................    2,768,761
                                                  -----------
     INCREASE IN NET UNREALIZED APPRECIATION -- AFFILIATED...       129,564
                                                                 ----------
     INCREASE IN NET UNREALIZED APPRECIATION.................     1,536,575
                                                                 ----------
NET REALIZED GAIN AND UNREALIZED GAIN ON INVESTMENTS.........     2,493,067
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS (NOTE
  1).........................................................            --
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........    $3,023,902
                                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2007 AND THE
                          YEAR ENDED DECEMBER 31, 2006
                                  (UNAUDITED)

                                               2007          2006
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
     NET INVESTMENT INCOME................  $   530,835   $ 1,312,080
     NET REALIZED GAIN ON INVESTMENTS.....      956,492     6,777,014
     INCREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......    1,536,575     4,269,009
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --    (1,900,551)
                                            -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................    3,023,902    10,457,552
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................          (47)      (11,227)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................           (7)      (47,249)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (334,698)   (1,301,172)
     DIVIDENDS TO SHAREHOLDERS FROM
        SHORT-TERM CAPITAL GAINS..........           --      (805,916)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY
        TRANSACTIONS)(NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................       (5,440)     (938,756)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................    2,683,710     7,353,232
NET ASSETS:
     BEGINNING OF YEAR....................   66,958,380    59,605,148
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME OF
        $($74,105) AND ($270,242)
        RESPECTIVELY].....................  $69,642,090   $66,958,380
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 4 shares of capital stock redeemed during the period ended June 30, 2007.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2007. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires esti-

                                  (UNAUDITED)

mates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Bond Maturity Dates
     Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.
Investing in Government Sponsored Agency Securities
     The Company may invest in securities issued by the Federal Home Loan Banks ("FHLB's") and similar United States Government sponsored entities. FHLB's and other similar sponsored entities, although chartered and sponsored by U.S. Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by FHLB's are neither guaranteed nor insured by the United States Government.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                  (UNAUDITED)

                                                          For the period
                                June 30, 2007             ended June 30,
                      ---------------------------------        2007
                      Percent   Identified      Fair         Dividend
Shares                 Owned       Cost        Value          Income
------                -------   ----------   ----------   --------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $2,840,160      $36,600
                      ======     =======     ==========      =======

3. COVERED CALLS WRITTEN
     At June 30, 2007, the Company has written covered calls as follows:

                       Expiration   Exercise   Premium    Shares Subject    Fair
Common Stock              Date       Price     Received      to Call        Value
------------           ----------   --------   --------   --------------    -----
Medco Health
  Solutions             10/20/07      $75      $55,131         7,700       $49,280
PNC Financial
  Services              11/17/07      $80      $15,750        10,000       $ 6,500
Pall Corp.              12/20/07      $45      $40,599        10,000       $35,000

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2007 were:

                             Historical                      Cost of
                               Cost of     Proceeds from   Securities
                             Investments     Sales and      Sold and
                              Purchased     Maturities       Matured
                             -----------   -------------   ----------
Common stocks & mutual
  funds....................  $ 5,066,817    $ 5,232,310    $ 4,247,365
Bonds......................    1,722,212        819,291        824,878
U.S. Agency Securities.....    1,747,063      2,142,151      2,165,017
Short-term securities......    6,493,847      9,431,556      9,431,556
                             -----------    -----------    -----------
     Total.................  $15,029,939    $17,625,308    $16,668,816
                             ===========    ===========    ===========

                                  (UNAUDITED)

5. DISTRIBUTIONS TO SHAREHOLDERS
     Ordinary income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally adopted in the United States of America.

     The tax character of dividends and distributions declared by the Company was as follows:

                               For the Six
                               Months Ended        For the Year
                              June 30, 2007            Ended
                               (unaudited)       December 31, 2006
                              -------------      -----------------
Distributions paid from
  Ordinary income                $334,698           $2,107,088

6. TAX MATTERS
     For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments at June 30, 2007 was as follows:

                 Gross          Gross       Net Unrealized
               Unrealized     Unrealized    Appreciation/
Cost          Appreciation   Depreciation   (Depreciation)
----          ------------   ------------   --------------
$25,118,416   $44,666,268     $(316,039)     $44,350,229

     At June 30, 2007, there were no differences in the components of undistributable earnings on the tax basis as compared to the book basis.

7. LEASE
     The Company rents office space under a lease expiring in April 2008. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $8,800.

8. OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2007
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $68,100.

                                  (UNAUDITED)

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

     Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of .3 of 1%.

9. RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes, and interpretation of FAS Statement No. 109". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable, a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has evaluated the impact of FIN 48 and has determined it will have no impact on the financial statements.

SFAS No. 157

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (SFAS 157), "Fair Value Measurements", which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS 157 are effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact of adopting SFAS 157 on its financial statements. At this time, the impact to the Company's financial statements has not been determined.

                        CONDENSED FINANCIAL INFORMATION

     Selected data for each share of capital stock outstanding throughout each period:

                       Six Months
                          Ended
                        June 30,
                       -----------                     Years Ended December 31,
                          2007       -------------------------------------------------------------
                       (Unaudited)      2006         2005         2004         2003        2002
                       -----------   ----------   ----------   ----------   ----------   ---------
Investment income....  $    18.64    $    41.58   $    35.65   $    34.94   $    34.64   $   34.46
Expenses.............        7.54         14.14        12.11        11.25         9.55        8.92
                       ----------    ----------   ----------   ----------   ----------   ---------
Net investment
  income.............       11.10         27.44        23.54        23.69        25.09       25.54
Dividends from net
  investment
  income.............       (7.00)       (27.16)      (22.21)      (22.48)      (24.89)     (28.19)
Dividends from short-
  term capital
  gains..............          --        (16.77)       (7.24)       (9.02)       (6.44)      (1.06)
Net realized gain
  (loss) and increase
  (decrease) in
  unrealized
  appreciation.......       52.15        189.47        34.98        60.00      (189.87)    (161.28)
                       ----------    ----------   ----------   ----------   ----------   ---------
Net increase
  (decrease)
  in net assets
  value..............       56.25        172.98        29.07        52.19       183.63     (164.99)
Net assets value:
  Beginning of
    year.............    1,400.33      1,227.35     1,198.28     1,146.09       962.46    1,127.45
                       ----------    ----------   ----------   ----------   ----------   ---------
  End of year........  $ 1,456.58    $ 1,400.33   $ 1,227.35   $ 1,198.28   $ 1,146.09   $  962.46
                       ==========    ==========   ==========   ==========   ==========   =========
Net Assets at end of
  Period (in
  millions)..........  $     69.6    $     66.9   $     59.6   $     58.6   $     56.5   $    47.7
Annual ratio of
  expenses to average
  net assets.........       1.07%         1.05%        1.02%        0.98%        0.91%       0.84%
Annual ratio of net
  investment income
  to average net
  assets.............       1.57%         2.03%        1.98%        2.06%        2.38%       2.42%
Portfolio turnover
  rate*..............      11.72%        18.94%       18.61%       10.14%        7.28%      11.73%
Total investment
  return*............       4.52%        35.36%        4.88%        7.30%       22.33%    (12.04)%
Number of shares
  outstanding at end
  of period in
  thousands..........          47            48           49           49           49          49

---------------

* Not annualized.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                  (UNAUDITED)

                                   PURCHASES

                                                       STOCKS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2007
                                                ----------   --------
                                                  Number of Shares
                                                ---------------------
American Express Corp. .......................     1,900      10,700
Artisan International Fund....................     4,815      57,270
CDW Corp. ....................................     8,000       8,000
Dell Inc. ....................................     6,000      21,900
Gannett Inc. .................................     7,000       8,800
Harbor International Fund.....................     2,474      29,895
Illinois Tool Works Inc. .....................    12,100      12,100
Medco Health Solutions Inc. ..................     6,133       7,700
Microsoft Inc. ...............................    22,000      22,000
Molex Inc. Class A............................    21,700      21,700
Quest Diagnostics Inc. .......................     5,400      15,400
Tyco International Inc. ......................    13,000      19,100
Vanguard Emerging Markets Stock Index Fund....     3,466       3,466
WalMart Stores Inc. ..........................     8,600       8,600

                                     SALES

                                                       STOCKS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2007
                                                ----------   --------
                                                  Number of Shares
                                                ---------------------
Aramark Corp. ................................    12,900          --
Avon Products Inc. ...........................    21,000          --
CDW Corp. ....................................     6,400       8,000
Gannett Inc. .................................     7,000       8,800
Idearc Inc. ..................................     1,000          --
Illinois Tool Works Inc. .....................    12,100      12,100
Medco Health Solutions Inc. ..................     6,133       7,700
Microsoft Inc. ...............................    22,000      22,000
Molex Inc. Class A............................    15,000      21,700
Pall Corp. ...................................    10,500      10,000
Tyco International Inc. ......................    13,000      19,100

                                  STOCK SPLIT

                                                       STOCKS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2006
                                               ----------   ---------
                                                  Number of Shares
                                               ----------------------
Penn Virginia Corp. .........................     10,000       20,000

                               CORPORATE ACTIONS

                                                       STOCKS
                                               ----------------------
                                                Changes      Balance
                                                 During     June 30,
                                               the Period     2006
                                               ----------   ---------
                                                  Number of Shares
                                               ----------------------
Spectra Energy Corp. ........................      6,250        6,250

                                   PURCHASES

                                                        BONDS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2007
                                                ----------   --------
                                                   Number of Units
                                                ---------------------
Cuyahoga Cnty OH Eco. Dev. 7.35% 6/1/2012.....   100,000      85,000
Cuyahoga Eco Gateway-A 6/1/2022, 11/30/2020...    35,000      35,000
Fed. Farm Credit Bank 3.55% 4/7/2009..........    50,000      50,000
Fed. Home Loan Bank Bonds 3.49% 4/15/2009.....    25,000      25,000
Fed. Home Loan Bank Bonds 4.1% 11/02/2009.....    20,000      20,000
Fed. Home Loan Mtg 4% 10/7/2009...............    60,000      60,000
Fed. Home Loan Mtg 4% 6/3/2011................    60,000      60,000
Fed. Nat'l Mtg. Assn. 3.4% 3/24/2009..........    50,000      50,000
Fed. Nat'l Mtg. Assn. 4.5% 9/26/2011..........    65,000      65,000
Fed. Home Loan Bank 5.08% 11/26/2012..........   178,572     178,572
Fed. Home Loan Mtg. Corp. 6% 7/1/2019.........   564,012     406,866
Fed. Home Loan Mtg. Corp. Var % 8/1/2019......   625,002     618,997
Fed. Nat'l Motg. Assn 4.5% 12/30/2009.........    50,000      50,000
Massachusetts 5.962% 6/1/2017.................   300,000     300,000
Ohio Hsg. Agy. Mtg. 5.57% 9/1/2038............   300,000     300,000
University of Oklahoma 5.6% 7/1/2020..........   320,000     320,000
Utah Hsg. Corp. Sgl. Fam. Mtg. 4.78%
  7/1/2015....................................   300,000     300,000
Washington St HSG Fin Comm....................   400,000          --

                                  SALES/CALLS

                                                        BONDS
                                                ---------------------
                                                 Changes     Balance
                                                  During     June 30,
                                                the Period     2007
                                                ----------   --------
                                                   Number of Units
                                                ---------------------
Arkansas St Dev Fin Auth 4.8% 9/1/2008........    280,000         --
Cuyahoga Cnty OH Eco. Dev. 7.35% 6/1/2012.....     15,000     85,000
DLJ Mortgage Accept. Corp. 6.82% due
  10/15/2030..................................     56,186         --
Fed. Home Loan Bank Bonds 5.4% 9/15/2014......  2,000,000         --
Fed. Home Loan Mtg. Corp. 6% 7/1/2019.........    157,146    406,866
Fed. Home Loan Mtg. Corp. Var % 8/1/2019......      6,005    618,997
Fulton City, GA Dev Auth 5.75% 3/1/2014.......     20,000    270,000
Texas St Vets Hsg 7% 12/1/2010................     50,000    415,000
Washington St HSG Fin Comm....................    400,000         --

                     SUPPLEMENTAL INFORMATION ON DIRECTORS

                (Not Part of the Company's Financial Statements)

                                 TERM OF
                               OFFICE AND                             OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS(1), POSITION(S)   LENGTH OF    PRINCIPAL OCCUPATION(S)    DIRECTOR OR NOMINEE FOR
 HELD WITH THE FUND, AND AGE   TIME SERVED     DURING PAST 5 YEARS             DIRECTOR
-----------------------------  -----------   -----------------------  ---------------------------
Interested Directors(2)
Charles E. Mather III            2008        President and Director   Director of Penn Series
  Director and President       26 years      of Mather & Co.          Funds, Inc.
  Age: 72                                    (insurance brokers)

Herbert S. Riband, Jr.           2007        Of counsel to the law    Director of Pennsylvania
  Director                     13 years      firm of Saul, Ewing LLP  Warehousing and Safe
  Age: 70                                                             Deposit Company

Non-Interested Directors
Jonathan D. Scott                2009        Partner, Veritable,      None
  Director                     17 years      L.P. (Formerly Senior
  Age: 54                                    Vice President, PNC
                                             Bank Corp.)

Shaun F. O'Malley                2009        Retired (Formerly        Director of The
  Director                     11 years      Chairman, Price          Philadelphia
  Age: 71                                    Waterhouse World         Contributionship, Horace
                                             Organization             Mann Educators Corp.,
                                             (accounting))            Federal Home Loan Mortgage
                                                                      Corp., PolyMedix Inc. and
                                                                      Philadelphia Consolidated
                                                                      Holdings, Inc.

Peter Bedell                     2007        Chairman Emeritus,       None
  Director                      2 years      Walnut Asset Management
  Age: 69                                    and Rutherford Brown &
                                             Catherwood, LLC with
                                             which he has been
                                             associated for more
                                             than five years

---------------

(1) The address of all Directors is Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, PA 19106.

(2) The two interested directors are classified as such because they are executive officers of the Company.

                                    *  *  *

     The Company's Statement of Additional Information includes additional information about the Company's directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 47,816 shares of common stock of the company outstanding and entitled to vote, a total of 45,898 were represented either in person or by proxy at the annual shareholders meeting held on April 18, 2007.

     Votes totaling 45,573 were cast for Herbert S. Riband, Jr. and Peter Bedell to serve as directors of the company, each for a three-year period.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

     A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. This information is also available on the SEC's website at www.sec.gov.

     Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company's Form N-PX is also available on the SEC's website at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

     The Company's complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company's Form N-Q is also available on the SEC's website at www.sec.gov. In addition, the Company's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

     On April l8, 2007, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(C) of the Investment Company Act of 1940 whether: (a) to renew The Company's investment advisory agreement with Cooke & Bieler, L.P. ("C&B") and (b) to renew the Company's investment advisory agreement with Schroders Investment Management North America Inc. ("Schroders").

     The Board considered these and other relevant factors set forth by the SEC:
(a) the nature and quality of the advisory service; (b) the adviser's compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

     In reviewing whether to renew the C&B Advisory Agreement, the Board noted that the one-year investment return was 21.99%, 3 year, 8.92%, and 5 year, 7.88%. The Board also received C&B's latest returns, that is, 9.29% for the last three years. The Board concluded the quality of the services was acceptable.

     C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable, 7%. C&B stated that it did not receive any indirect or fallout benefits from managing the Company's portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B's personnel and services.

     In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

     In reviewing whether to renew the Schroders' Advisory Agreement, the Board considered the nature and quality of the advisory services provided. It was noted that the one-year investment return was 5.06% for 2005 and 2006 (cumulative return). This exceeded the Lehman Brothers Aggregate Bond benchmark. The Board also received Schroders' latest returns. The Board concluded the quality of the services was acceptable.

     Schroders states that it continues to be a financially sound entity. Schroders did not receive any ancillary or fallout benefits from managing the Company's portfolio, and did not receive significant economies of scale. The

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Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders' personnel and services.

     In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

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